HEDGE ACCOUNTING - Accumulated OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Balance at the beginning of the year	$ 862,013
Balance at the end of the year	1,117,182	$ 862,013
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Balance at the beginning of the year	(42)	(874)	$ (14,343)
Changes in the fair value of the hedge forward contracts	(8,879)	(33,351)	(6,597)
Reclassified to profit or loss	16,859	34,183	20,066
Balance at the end of the year	$ 7,938	$ (42)	$ (874)